Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 2
Entity Central Index Key	0001099692
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small-Cap Core Equity Fund
Class Name	Class R6
Trading Symbol	PQJCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Small-Cap Core Equity Fund
(the “Fund”) for the period of August 1, 2025 to January 31, 2026.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small-Cap Core Equity Fund—Class R6	$52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Net Assets	$ 12,965,061
Holdings Count | Holding	130
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTI CS A S OF 1/31/2026?
Fund’s net assets	$ 12,965,061
Number of fund holdings	130
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FU
ND’
S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	9.9%
Semiconductors & Semiconductor Equipment	8.2%
Biotechnology	5.8%
Software	5.4%
Metals & Mining	5.1%
Aerospace & Defense	4.6%
Health Care Providers & Services	4.1%
Machinery	3.7%
Insurance	3.4%
Capital Markets	2.8%
Oil, Gas & Consumable Fuels	2.5%
Hotels, Restaurants & Leisure	2.4%
Construction & Engineering	2.4%
Energy Equipment & Services	2.4%
Professional Services	2.3%
Pharmaceuticals	2.3%
Affiliated Mutual Fund - Short-Term Investment (1.5% represents investments purchased with collateral from securities on loan)	2.3%
Specialty Retail	2.0%
Textiles, Apparel & Luxury Goods	1.8%
Electric Utilities	1.7%
Electronic Equipment, Instruments & Components	1.7%
Residential REITs	1.6%
Building Products	1.4%
Consumer Staples Distribution & Retail	1.4%
Chemicals	1.4%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	1.4%
Automobile Components	1.3%
Gas Utilities	1.2%
Food Products	1.1%
Trading Companies & Distributors	1.1%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Commercial Services & Supplies	1.0%
Marine Transportation	0.9%
Health Care Equipment & Supplies	0.9%
Communications Equipment	0.9%
Office REITs	0.9%
Financial Services	0.9%
Retail REITs	0.9%
Household Durables	0.7%
Consumer Finance	0.7%
Specialized REITs	0.6%
Electrical Equipment	0.5%
IT Services	0.5%
Others*	0.8%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of I ndustr ies that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM CORE CONSERVATIVE BOND FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Core Conservative Bond Fund
Class Name	Class R6
Trading Symbol	PQCNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Core Conservative Bond Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Conservative Bond Fund—Class R6	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 52,325,263
Holdings Count | Holding	557
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 52,325,263
Number of fund holdings	557
Portfolio turnover rate for the period	86%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Credit Quality expressed as a percentage of total investments as of 1/31/2026 (%)
AAA	31.0
AA	43.3
A	11.3
BBB	14.1
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM TIPS FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM TIPS Fund
Class Name	Class R6
Trading Symbol	PQTSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM TIPS Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM TIPS Fund—Class R6	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 63,876,798
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 63,876,798
Number of fund holdings	35
Portfolio turnover rate for the period	33%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Credit Quality expressed as a percentage of total investments as of 1/31/2026 (%)
AAA	91.3
AA	8.5
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Commodity Strategies Fund
Class Name	Class Z
Trading Symbol	PQCZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Quant Solutions Commodity Strategies
Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Commodity Strategies Fund—Class Z	$39	0.70%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.70%
Net Assets	$ 31,344,258
Holdings Count | Holding	33
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 31,344,258
Number of fund holdings	33
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	81.0%
Affiliated Mutual Fund - Short-Term Investment	22.4%
103.4%
Liabilities in excess of other assets*	(3.4)%
100.0%

Commodity Futures Contracts outstanding at January 31, 2026
(1),(2)

Commodity Futures Contracts: Long Positions	% of Net Assets
Gold 100 OZ	15.0%
Brent Crude	9.0%
Natural Gas	8.3%
WTI Crude	7.7%
Corn	5.3%
LME Zinc	4.6%
LME Nickel	4.4%
Copper	4.3%
Sugar No. 11	4.2%
Lean Hogs	4.1%
Soft Red Winter Wheat	3.8%
Silver	3.8%
LME PRI Aluminum	3.8%
Coffee 'C'	3.6%
Commodity Futures Contracts: Long Positions	% of Net Assets
Live Cattle	3.3%
Low Sulphur Gas Oil	3.3%
Soybean	3.1%
Gasoline RBOB	2.9%
Soybean Meal	2.6%
NY Harbor ULSD	2.4%
Cotton No. 2	2.1%
Hard Red Winter Wheat	1.7%
Soybean Oil	1.6%
Cocoa	1.2%
LME Lead	1.1%
107.2%

Commodity Futures Contracts: Short Positions	% of Net Assets
LME Lead	(0.1)%
LME PRI Aluminum	(1.3)%
LME Zinc	(2.2)%
LME Nickel	(3.1)%
(6.7)%

*	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
(1)	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
(2)	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of January 31, 2026.

PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Commodity Strategies Fund
Class Name	Class R6
Trading Symbol	PQCMX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions Commodity
Strategies Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Commodity Strategies Fund—Class R6	$39	0.70%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.70%
Net Assets	$ 31,344,258
Holdings Count | Holding	33
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 31,344,258
Number of fund holdings	33
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	81.0%
Affiliated Mutual Fund - Short-Term Investment	22.4%
103.4%
Liabilities in excess of other assets*	(3.4)%
100.0%

Commodity Futures Contracts outstanding at January 31, 2026
(1),(2)

Commodity Futures Contracts: Long Positions	% of Net Assets
Gold 100 OZ	15.0%
Brent Crude	9.0%
Natural Gas	8.3%
WTI Crude	7.7%
Corn	5.3%
LME Zinc	4.6%
LME Nickel	4.4%
Copper	4.3%
Sugar No. 11	4.2%
Lean Hogs	4.1%
Soft Red Winter Wheat	3.8%
Silver	3.8%
LME PRI Aluminum	3.8%
Coffee 'C'	3.6%
Commodity Futures Contracts: Long Positions	% of Net Assets
Live Cattle	3.3%
Low Sulphur Gas Oil	3.3%
Soybean	3.1%
Gasoline RBOB	2.9%
Soybean Meal	2.6%
NY Harbor ULSD	2.4%
Cotton No. 2	2.1%
Hard Red Winter Wheat	1.7%
Soybean Oil	1.6%
Cocoa	1.2%
LME Lead	1.1%
107.2%

Commodity Futures Contracts: Short Positions	% of Net Assets
LME Lead	(0.1)%
LME PRI Aluminum	(1.3)%
LME Zinc	(2.2)%
LME Nickel	(3.1)%
(6.7)%

*	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding , as reported in the Fund's consolidated statutory financial statements.
(1)	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
(2)	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of January 31, 2026.

PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Index Fund
Class Name	Class R6
Trading Symbol	PQCCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions Mid-Cap Index Fund
(the “Fund”) for the period of August 1, 2025 to January 31, 2026.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Index Fund—Class R6	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 15,098,732
Holdings Count | Holding	404
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 15,098,732
Number of fund holdings	404
Portfolio turnover rate for the period	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	5.8%
Machinery	5.5%
Electronic Equipment, Instruments & Components	4.4%
Aerospace & Defense	3.8%
Insurance	3.6%
Affiliated Mutual Fund - Short-Term Investment (3.5% represents investments purchased with collateral from securities on loan)	3.5%
Specialty Retail	3.2%
Semiconductors & Semiconductor Equipment	3.2%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	2.8%
Software	2.7%
Unaffiliated Exchange-Traded Funds - Equity	2.7%
Professional Services	2.7%
Metals & Mining	2.7%
Consumer Staples Distribution & Retail	2.6%
Hotels, Restaurants & Leisure	2.5%
Biotechnology	2.4%
Construction & Engineering	2.3%
Electrical Equipment	1.9%
Building Products	1.9%
Life Sciences Tools & Services	1.9%
Communications Equipment	1.8%
Health Care Providers & Services	1.8%
Household Durables	1.7%
Trading Companies & Distributors	1.7%
Commercial Services & Supplies	1.6%
Financial Services	1.5%
Ground Transportation	1.4%
Health Care Equipment & Supplies	1.4%
Specialized REITs	1.3%
Industry Classification	% of Net Assets
Chemicals	1.3%
IT Services	1.2%
Energy Equipment & Services	1.1%
Gas Utilities	1.1%
Automobile Components	1.0%
Containers & Packaging	1.0%
Industrial REITs	1.0%
Media	1.0%
Health Care REITs	0.9%
Diversified Consumer Services	0.9%
Retail REITs	0.9%
Electric Utilities	0.8%
Food Products	0.8%
Residential REITs	0.8%
Consumer Finance	0.7%
Independent Power & Renewable Electricity Producers	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Pharmaceuticals	0.6%
Technology Hardware, Storage & Peripherals	0.6%
Leisure Products	0.5%
Beverages	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Real Estate Management & Development	0.5%
Office REITs	0.5%
Others*	4.0%
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets